Consolidated Statements of Cash Flows (FY) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ 1,742,964	$ (52,097,300)	$ (49,141,910)	$ (4,415,992)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	11,817,529	13,420,256	17,592,253	9,848,130
Stock issued as compensation expense	2,115,341	522,183	712,217	372,500
Deferred rents	(950,694)	(1,027,863)	(1,591,012)	(1,309,272)
Amortization of deferred lease incentives	192,235	45,903	61,204	61,203
Amortization of deferred financing costs and premiums			1,025,093	638,200
Amortization of above-market lease intangibles	97,367	134,412	169,857	97,045
Amortization of below-market lease intangibles	(1,099,723)	(1,157,951)	(1,541,313)	(646,745)
Impairment of real estate investment properties	(400,999)	9,506,525	10,267,625	0
Impairment of goodwill and intangible assets (Note 3)	0	34,572,403	34,572,403	0
Gain on forgiveness of economic relief note payable	(517,000)	0
Gain on sale of real estate investments, net	(4,532,413)	(1,693,642)	(4,139,749)	0
Unrealized loss on interest rate swap valuation	(684,057)	1,019,840	770,898	820,496
Income from investments in unconsolidated entities	(222,705)	(239,028)	(296,780)	(234,048)
Distributions from investments in unconsolidated entities	247,929	542,140	683,000	1,029,786
Amortization of deferred financing costs and premium/discount	207,086	796,810
Changes in operating assets and liabilities:
Decrease (increase) in tenant receivables	613,626	(563,259)	122,292	(946,209)
Increase in note receivable	(1,283,162)	0
Increase in prepaid expenses and other assets	(667,634)	(513,161)	(357,458)	(1,374,345)
(Decrease) increase in accounts payable, accrued and other liabilities	(363,007)	1,173,784	(2,703,292)	1,770,491
Decrease in due to affiliates	0	(628,488)	(628,488)	(962,336)
Net cash provided by operating activities	6,312,683	3,813,564	5,576,840	4,748,904
Cash Flows from Investing Activities:
Acquisition of real estate investments	(3,644,221)	0	0	(24,820,410)
Additions to intangible assets	(195,750)	(566,102)	(566,102)	0
Collection of receivable from sale of real estate property	1,824,383	0
Net proceeds from sale of real estate investments	22,840,026	15,364,073	27,008,028	0
Improvements to existing real estate investments			(673,631)	(1,665,180)
Payment of tenant improvements			0	(3,486,927)
Payments of acquisition fees to affiliate			0	(746,459)
Cash acquired from acquisitions of affiliates			0	1,016,507
Payments of lease incentives	0	(990,000)	(990,000)	0
Collection of refundable purchase deposit			0	100,000
Additions to existing real estate investments	(531,382)	(600,291)
Net cash provided by (used in) investing activities	20,293,056	13,207,680	24,778,295	(29,602,469)
Cash Flows from Financing Activities:
Borrowings from unsecured credit facility	6,000,000	4,260,000	4,260,000	12,609,000
Repayments of unsecured credit facility	(12,000,000)	(6,000,000)	(6,000,000)	(13,869,000)
Proceeds from mortgage notes payable	25,436,000	35,705,500	35,705,500	23,100,000
Principal payments on mortgage notes payable	(29,434,396)	(36,421,500)	(45,299,688)	(14,879,217)
Proceeds from economic relief note payable	0	527,000	517,000	0
Principal payments on short-term notes payable	0	(4,800,000)	(4,800,000)	0
Payments of deferred financing costs to third parties	(381,076)	(389,662)	(387,341)	(495,148)
Refundable loan deposits	18,804	0
Refundable loan deposit			(18,804)	0
Payments of financing fees to affiliates			0	(107,500)
Proceeds from issuance of common stock and investor deposits	2,911,744	10,378,762	10,908,856	34,555,691
Payments of offering costs	(946,914)	(981,748)	(1,205,317)	(1,716,672)
Liabilities for selling commissions on Class S common stock			736	1,302
Repurchases of common stock	(16,881,466)	(13,154,123)	(17,576,261)	(12,145,903)
Proceeds from issuance of preferred stock, net	47,570,374	0
Distributions paid to common stockholders	(2,565,452)	(4,071,697)	(5,019,216)	(4,017,986)
Net cash provided by (used in) financing activities	19,727,618	(14,947,468)	(28,914,535)	23,034,567
Net increase (decrease) in cash, cash equivalents and restricted cash	46,333,357	2,073,776	1,440,600	(1,818,998)
Cash, cash equivalents and restricted cash, beginning of period	8,377,530	6,936,930	6,936,930	8,755,928
Cash, cash equivalents and restricted cash, end of period	54,710,887	9,010,706	8,377,530	6,936,930
Supplemental disclosure of cash flow information:
Cash paid for interest	6,116,202	6,930,329	6,692,697	5,862,393
Supplemental disclosure of noncash flow information:
Reclassifications to redeemable common stock			3,723,565	7,484,065
Reinvested distributions from common stockholders	3,399,731	5,815,165	6,958,534	6,352,682
Increase (decrease) in share repurchases payable			2,980,559	(584,676)
Increase in accrued distributions	123,521	291,654	275,922	214,851
Unpaid portion of capitalized costs related to acquisitions of affiliates			0	1,570,622
Real estate investments held for sale, net	(24,585,739)	(23,033,118)	(25,217,972)	0
Assets related to real estate investments held for sale, net	1,079,361	864,008	(1,079,361)	0
Decrease in above-market lease intangibles, net			(50,549)	0
Mortgage notes payable related to real estate investments held for sale, net	9,088,438	$ 14,671,370	9,088,438	0
Liabilities related to real estate investments held for sale, net			801,337	0
Decrease in below-market lease intangibles, net			325,734	0
Decrease in interest swap derivatives			14,166	0
Goodwill in self-management transaction	$ (17,320,857)		(17,320,857)	(50,588,000)
BrixInvest
Supplemental disclosure of noncash flow information:
Net liabilities assumed			0	1,581,580
Goodwill in self-management transaction			0	(50,588,000)
Intangible assets acquired			0	(7,700,000)
Operating lease right-of-use asset acquired / operating lease liability assumed			(2,386,877)	2,386,877
Notes payable and short-term credit facility assumed			0	6,230,820
Issuance of Class M OP Units and Class P OP Units in the Operating Partnership			0	50,603,000
Cancellation of investment in the Company			0	107,400
REIT I
Supplemental disclosure of noncash flow information:
Real estate properties acquired			0	(148,054,617)
Mortgage debt assumed			0	62,985,425
Net liabilities assumed			0	268,732
Cancellation of investment in REIT I			0	3,091,489
Class C common stock issued			$ 0	$ 81,708,971